Subsequent Events	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Subsequent Event [Line Items]
Subsequent Events
Note 17. Subsequent Events
The Company licenses Suite Sixteen to TAO Group Hospitality, a former related party and subsidiary of Sphere Entertainment, in exchange for license fee payments. On May 3, 2023, TAO Group Hospitality was sold by Sphere Entertainment and the lounge license agreement was extended for an additional four years through September 2028.
On April 20, 2023, Sphere Entertainment distributed approximately 67% of the outstanding common stock of the Company, to its stockholders in the form of Class A Common Stock, with Sphere Entertainment retaining approximately 33% of the outstanding common stock of the Company immediately following the MSGE Spinco Distribution. See Note 1. Description of Business and Basis of Presentation for more information regarding the MSGE Spinco Distribution.
On April 20, 2023, a subsidiary of the Company, MSG Entertainment Holdings, entered into a delayed draw term loan facility with Sphere Entertainment. Pursuant to the DDTL Facility, MSG Entertainment Holdings has committed to lend up to $65,000 in delayed draw term loans to Sphere Entertainment on an unsecured basis until October 20, 2024. As of the date of this filing, Sphere Entertainment has not yet drawn upon the DDTL Facility. See Note 9. Commitments and Contingencies for more information regarding the DDTL Facility.
On April 20, 2023, Sphere Entertainment transferred the interest bearing unsecured loan under the Eden Loan Agreement to the Company. See Note 15. Related Party Transactions for more information regarding the Eden Loan Agreement.
On April 18, 2023, in connection with the MSGE Spinco Distribution, the National Properties Credit Agreement was amended to change the parent guarantor from Sphere Entertainment Group to MSG Entertainment Holdings, the direct parent of MSG National Properties. See Note 10. Credit Facilities for more information regarding the change in the National Properties Credit Agreement parent guarantor.

MSGE SPINCO, INC [Member]
Subsequent Event [Line Items]
Subsequent Events
Note 21. Subsequent Events
The Company evaluated subsequent events for the period from June 30, 2022 through January 13, 2023, the date the combined financial statements were available for issuance. On December 2, 2022, the Company sold its 85% controlling interest in BCE for approximately $10,000. Additionally, on December 30, 2022, the Company sold a corporate aircraft for approximately $20,400.